Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Real Estate Investment Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity® Real Estate Investment Portfolio
Trading Symbol	FRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8
Fidelity International Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity® International Real Estate Fund
Trading Symbol	FIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor International Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class Z
Trading Symbol	FIKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor International Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class M
Trading Symbol	FIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.42%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor International Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class I
Trading Symbol	FIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor International Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class C
Trading Symbol	FIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.92%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor International Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class A
Trading Symbol	FIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Net Assets	$ 360,223,460
Holdings Count | shares	80
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 47.2 Industrial REITs 10.6 Residential REITs 10.4 Specialized REITs 8.3 Health Care REITs 6.9 Household Durables 4.6 Retail REITs 4.4 Diversified REITs 2.8 Health Care Providers & Services 2.7 Others 1.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 22.4 Australia 11.8 United Kingdom 11.5 Singapore 8.7 Hong Kong 8.5 Belgium 6.6 Sweden 5.0 France 4.2 Germany 3.6 Others 17.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 Australia - 11.8 United Kingdom - 11.5 Singapore - 8.7 Hong Kong - 8.5 Belgium - 6.6 Sweden - 5.0 France - 4.2 Germany - 3.6 Others - 17.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Sun Hung Kai Properties Ltd 3.8 Hulic Co Ltd 3.2 Advance Residence Investment Corp 3.0 Ingenia Communities Group unit 3.0 Warehouses De Pauw CVA 2.8 Health Care & Medical Investment Corp 2.7 Parkway Life Real Estate Investment Trust 2.6 Stockland unit 2.5 Prologis Inc 2.4 30.9
Fidelity Advisor Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class A
Trading Symbol	FRVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 4	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8
Fidelity Advisor Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class M
Trading Symbol	FRVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 5	1.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8
Fidelity Advisor Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class C
Trading Symbol	FRVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 8	1.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8
Fidelity Advisor Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class I
Trading Symbol	FRVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 3	0.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8
Fidelity Advisor Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class Z
Trading Symbol	FRVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 3	0.54%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.54%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,050,854,347
Holdings Count | shares	42
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.3 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.3 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.8